Parent company accounts - Income statement and other comprehensive income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Statement of Income Captions [Line Items]
Dividend received from subsidiaries	£ 0	£ 3	£ 0
Net interest expense	14,501	12,936	12,709
Other income/(expense)	89	65	134
Operating expenses	(17,745)	(16,735)	(16,931)
Profit before tax	9,139	8,108	6,557
Taxation	(1,926)	(1,752)	(1,234)
Profit after tax	7,213	6,356	5,323
Other comprehensive income	1,954	(901)	1,056
Total comprehensive income for the year	9,167	5,455	6,379
Profit after tax attributable to:
Ordinary equity holders	6,175	5,316	4,274
Other equity instrument holders	997	991	985
Profit after tax	7,213	6,356	5,323
Total comprehensive income attributable to:
Ordinary equity holders	9,126	5,406	6,315
Other equity instrument holders	41	49	64
Total comprehensive income for the year	9,167	5,455	6,379
Barclays PLC
Condensed Statement of Income Captions [Line Items]
Dividend received from subsidiaries	4,185	3,087	2,818
Net interest expense	(28)	(15)	(11)
Other income/(expense)	714	1,183	1,174
Operating expenses	(321)	(264)	(296)
Profit before tax	4,550	3,991	3,685
Taxation	90	91	81
Profit after tax	4,640	4,082	3,766
Other comprehensive income	0	0	0
Total comprehensive income for the year	4,640	4,082	3,766
Profit after tax attributable to:
Ordinary equity holders	3,643	3,092	2,781
Other equity instrument holders	997	990	985
Profit after tax	4,640	4,082	3,766
Total comprehensive income attributable to:
Ordinary equity holders	3,643	3,092	2,781
Other equity instrument holders	997	990	985
Total comprehensive income for the year	£ 4,640	£ 4,082	£ 3,766